Pension and Other Postretirement Benefits, Pension multi-employer plans (Details) - Pensionskasse [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Multiemployer Plans [Line Items]
Company contributions to multi-employer plan	$ 7	$ 6	$ 7
Multiemployer plan, plan assets		9,944	10,257
Multiemployer plan, actuarial present value of accumulated plan benefits		9,524	9,828
Multi-employer plans, total contributions for all participating employers		$ 232	$ 254
Description of whether our contributions represent more than five percent of total contributions to the multi-employer plan	false	false	false